Mergers Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions [Abstract]
Mergers, Acquisitions and Dispositions
3.	Mergers, Acquisitions and Dispositions

Woodbridge Merger

On September 21, 2009, Woodbridge Holdings Corporation and BFC consummated their merger, pursuant to which Woodbridge Holdings Corporation merged with and into a wholly-owned subsidiary of BFC. Upon the effectiveness of the merger, the subsidiary was re-named Woodbridge Holdings, LLC, and Woodbridge Holdings, LLC continued as the surviving company of the merger and the successor entity to Woodbridge Holdings Corporation. Pursuant to the terms of the merger, which was approved by the shareholders of Woodbridge and BFC at their respective meetings held on September 21, 2009, each outstanding share of Woodbridge’s Class A Common Stock automatically converted into the right to receive 3.47 shares of BFC’s Class A Common Stock. Shares otherwise issuable to BFC attributable to the shares of Woodbridge’s Class A Common Stock and Class B Common Stock owned by BFC were canceled in connection with the merger. The merger resulted in a net increase to BFC’s shareholders’ equity of approximately $95.0 million, comprised of an increase in common stock and additional paid-in capital of approximately $303,000 and $94.7 million, respectively, and a corresponding decrease to noncontrolling interest of approximately $99.6 million.

Prior to the consummation of the merger, BFC owned approximately 22% of Woodbridge’s Class A Common Stock and all of Woodbridge’s Class B Common Stock, representing approximately 59% of the total voting power of Woodbridge. Since BFC had a controlling interest in Woodbridge, the financial results of Woodbridge prior to the merger were consolidated in BFC’s financial statements. As Woodbridge is now a wholly owned subsidiary of BFC, its financial results continue to be consolidated in BFC’s financial statements. The merger was accounted for as an equity transaction for financial reporting and accounting purposes in accordance with FASB authoritative guidance in connection with noncontrolling interests, which provides that changes in a parent’s ownership interest which do not result in the parent losing its controlling interest are reported as equity transactions.

See the description of the appraisal rights litigation related to the Woodbridge merger discussed in Note 2 above.

Bluegreen Share Acquisitions

On November 16, 2009, the Company purchased approximately 7.4 million shares of the common stock of Bluegreen for an aggregate purchase price of approximately $23 million, increasing its interest in Bluegreen’s then outstanding common stock from 29% to 52%, and resulting in the Company owning a controlling interest in Bluegreen. The Company currently owns approximately 54% of Bluegreen’s outstanding common stock. The Company previously accounted for its 29% equity interest in Bluegreen as an equity method investment. The fair value of the Company’s investment in Bluegreen immediately before the acquisition was $25.1 million, net of an $8.1 million loss resulting from the remeasurement of its investment in Bluegreen, as discussed below, which was included in the gain on bargain purchase of Bluegreen in the Company’s consolidated statements of operations. Bluegreen’s results for the Bluegreen Interim Period and the year ended December 31, 2010 and 2011 are consolidated into the Company’s financial statements. The Company consolidates all of Bluegreen’s wholly-owned subsidiaries and entities in which Bluegreen holds a controlling financial interest. The Company also consolidates Bluegreen’s non-wholly owned subsidiary, Bluegreen/Big Cedar Vacations, LLC (the “Bluegreen/Big Cedar Joint Venture”), as Bluegreen holds a 51% equity interest in the Bluegreen/Big Cedar Joint Venture, has an active role as the day-to-day manager of the Bluegreen/Big Cedar Joint Venture’s activities, and has majority voting control of the Bluegreen/Big Cedar Joint Venture’s management committee.

The Company accounted for the acquisition of a controlling interest in Bluegreen in November 2009 in accordance with the accounting guidance of business combinations. As part of the accounting for the November 2009 Bluegreen share acquisition, management was required to evaluate the fair value of Bluegreen’s inventory and certain of Bluegreen’s contracts. Based on preliminary estimates made as part of the evaluation, the Company recorded a $183.1 million “bargain purchase gain” during the fourth quarter of 2009. As previously reported, during the fourth quarter of 2010, the Company adjusted the preliminary value assigned to the assets and liabilities of Bluegreen in order to reflect additional information obtained since the acquisition date. These adjustments resulted in a decrease in total assets and total liabilities of approximately $3.4 million and $3.0 million, respectively, and a decrease in total equity of approximately $0.4 million. Furthermore, the net income attributable to BFC decreased by approximately $289,000 and earnings per share from continuing operations decreased by approximately $0.01 per common share.

The following table summarizes the aggregate purchase price allocation and fair value of the non-controlling interest in Bluegreen at November 16, 2009, as revised during the fourth quarter of 2010 (in thousands):

	Purchase Price	Fair Value Hierarchy
Cash and cash equivalents	$51,621	Level 1
Restricted cash	25,079	Level 1
Property and equipment	76,930	Level 3
Management contracts	63,000	Level 3
Real estate inventory	205,059	Level 3
Assets held for sale from discontinued operations	108,108	Level 3
Notes receivable	285,000	Level 3
Retained interests in notes receivable sold	29,250	Level 3
Other assets	44,440	Level 3

Fair value of assets	888,487

Accounts payable and other liabilities	54,849	Level 3
Deferred income	10,996	Level 3
Deferred income taxes	22,690	Level 3
Lines of credit and notes payable	198,947	Level 2
Junior subordinated debentures	56,783	Level 2
Receivable-backed notes payable	236,359	Level 2

Fair value of liabilities	580,624

Non-controlling interest (Big Cedar Joint Venture)	26,100	Level 3

Net assets acquired	281,763
Less: Cash consideration on acquisition of additional 23%	(22,939)
Less: Fair value of previously held equity interest	(25,126)	Level 1
Less: Fair value of non-controlling interest	(41,254)	Level 1
Less: Loss on previously held equity interest	(8,074)
Less: Loss on accumulated other comprehensive income attributable to previously held equity interest	(1,521)

Bargain purchase gain	$182,849

As a result of the Company obtaining a controlling interest in Bluegreen, the Company’s previously held 29% equity interest in Bluegreen was re-measured to fair value. The fair value of the non-controlling interest was based on a market approach valuation technique and inputs categorized as Level 1 inputs under the accounting guidance for fair value measurements.

The fair value of the assets acquired includes: notes receivable which were fair valued using an income approach and application of a discounted cash flow method; real estate inventory, including resorts and communities inventory which was valued using a combination of the income approach for the resorts inventory and independent appraisals for the communities inventory; retained interest in notes receivable sold representing Bluegreen’s economic interest in the notes receivable it sold in a structured financing transaction, which was fair valued using an income approach and a discount of the expected cash flows available to be distributed to investors; and intangible assets, representing management contracts which consist of Bluegreen’s contracts with various homeowners associations to manage, service, staff and maintain properties. The management contracts were fair valued using an income approach and excess earnings method whereby the revenues and costs attributable to the management contracts less charges for use of the contributory assets are used to determine excess earnings. The management contracts have indefinite useful lives and are not amortized, but instead are reviewed for impairment on at least an annual basis, or more frequently if events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

The liabilities subject to fair value determinations included: receivable-backed notes payable, notes payable and lines of credit, which were valued based on the underlying terms, including maturity dates of the loan facilities; junior subordinated debentures, which were fair valued based on a discounted cash flow analysis; and non-controlling interest in the Bluegreen/Big Cedar Joint Venture, which was valued using a methodology consistent with the methodology used for the valuation of Bluegreen’s underlying assets and liabilities.

Purchases of BankAtlantic Bancorp’s Class A Common Stock

BankAtlantic Bancorp distributed to its shareholders of record as of the close of business on May 12, 2011, 0.624 non transferable subscription rights to for each share of BankAtlantic Bancorp Class A Common Stock and Class B Common Stock owned on May 12, 2011. Each whole subscription right entitled the holder to purchase one share of BankAtlantic Bancorp’s Class A Common Stock at a subscription price of $3.75 per share (the “2011 Rights Offering”). Shareholders who exercised their basic subscription rights in full were also given the opportunity to request to purchase, at the same $3.75 per share purchase price, additional shares of BankAtlantic Bancorp’s Class A Common Stock that were not purchased by other shareholders through the exercise of the basic subscription rights granted to them. The 2011 Rights Offering was completed on June 16, 2011 with BankAtlantic Bancorp issuing an aggregate of 3,025,905 shares of its Class A Common Stock. BFC participated in the 2011 Rights Offering, acquiring an aggregate of 2,666,667 shares of BankAtlantic Bancorp’s Class A Common Stock for an aggregate purchase price of $10 million. This increased BFC’s ownership interest in BankAtlantic Bancorp by approximately 8% to 53% and BFC’s voting interest in BankAtlantic Bancorp by approximately 5% to 75%.

BankAtlantic Bancorp distributed to its shareholders of record as of the close of business on June 14, 2010, 0.327 non transferable subscription rights for each share of BankAtlantic Bancorp Class A Common Stock and Class B Common Stock owned on that date. Each whole subscription right entitled the holder to purchase one share of BankAtlantic Bancorp’s Class A Common Stock at a subscription price of $7.50 per share (the “2010 Rights Offering”). Shareholders who exercised their basic subscription rights in full were also given the opportunity to request to purchase any additional shares of BankAtlantic Bancorp’s Class A Common Stock that remained unsubscribed for at the expiration of the 2010 Rights Offering at the same $7.50 per share purchase price. The 2010 Rights Offering was completed on July 20, 2010 with BankAtlantic Bancorp issuing an aggregate of 2,668,076 shares of its Class A Common Stock. BFC acquired an aggregate of 2.0 million shares of BankAtlantic Bancorp’s Class A Common Stock in the 2010 Rights Offering for an aggregate purchase price of $15.0 million. The shares acquired in the 2010 Rights Offering increased BFC’s ownership interest in BankAtlantic Bancorp by approximately 8% to 45% and BFC’s voting interest in BankAtlantic Bancorp by approximately 5% to 71%.

BankAtlantic Bancorp distributed to its shareholders of record as of the close of business on August 24, 2009, 4.441 subscription rights for each share of BankAtlantic Bancorp’s Class A Common Stock and Class B Common Stock owned on that date (the “2009 Rights Offering”). Each whole subscription right entitled the holder to purchase one share of BankAtlantic Bancorp’s Class A Common Stock at a purchase price of $10.00 per share. The 2009 Rights Offering was completed on September 29, 2009 with BankAtlantic Bancorp issuing 7,596,188 shares of its Class A Common Stock. BFC exercised its subscription rights in the 2009 Rights Offering to purchase an aggregate of approximately 3.0 million shares of BankAtlantic Bancorp’s Class A Common Stock for an aggregate purchase price of $29.9 million. This purchase increased BFC’s ownership interest in BankAtlantic Bancorp by approximately 7% to 37% and increased BFC’s voting interest in BankAtlantic Bancorp by approximately 7% to 66%.

BFC’s acquisition of shares of BankAtlantic Bancorp’s Class A Common Stock in the 2011, 2010 and 2009 Rights Offerings were each accounted for as an equity transaction in accordance with applicable accounting guidance which provides that changes in a parent’s ownership interest which do not result in the parent losing its controlling interest are reported as equity transactions.

Sale of Tampa Branches and Related Facilities by BankAtlantic

In August 2010, BankAtlantic announced that it had decided to focus on its core markets in South Florida and BankAtlantic began seeking a buyer for its 19 branches located in the Tampa, Florida area. In January 2011, BankAtlantic agreed to sell its 19 branches and 2 related facilities in the Tampa area and the associated deposits to an unrelated financial institution and on June 3, 2011, BankAtlantic completed the Tampa branch sale. The purchasing financial institution paid a 10% premium for the deposits plus the net book value of the acquired real estate and substantially all of the fixed assets associated with the branches and facilities. Included in the Company’s consolidated statement of operations for the year ended December 31, 2011 was a $38.6 million gain on the Tampa branch sale.

The following summarizes the assets sold, liabilities transferred and cash outflows associated with the branches and facilities sold (in thousands):

Amount
Assets Sold:
Cash and cash equivalents	$5,850
Property and equipment	28,626

Total assets sold	34,476

Liabilities Transferred:
Deposits	324,320
Other liabilities	183

Total liabilities transferred	324,503

Net liabilities transferred	(290,027)
Gain on sale of Tampa branches	40,615
Transaction costs	(1,993)

Net cash outflows from sale of branches	$(251,405)

The assets and liabilities associated with the Tampa branches as of December 31, 2010 were as follows

(in thousands):

ASSETS
Cash and cash equivalents	$5,850
Office properties and equipment	31,484

Total assets held for sale	$37,334

LIABILITIES
Interest bearing deposits	$255,630
Non-interest bearing deposits	85,516

Total deposits	341,146
Accrued interest payable	87

Total liabilities held for sale	$341,233